Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	2,295,857	2,680,593
Dilutive impact of share options (in shares)	1,008,339	1,369,750
Dilutive impact of restricted share units (in shares)	246,560	1,732,614
Dilutive impact of performance share units and restricted share units with performance criteria (in shares)	213,420	1,081,116